Note 18 - Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents (notes 3 and 4)	$ 32,414	$ 28,520
Short-term investments (notes 3 and 5)	6,172	17,601
LONG-TERM INVESTMENTS (notes 3 and 8)	10,445	3,112
Reported Value Measurement [Member]
Cash and cash equivalents (notes 3 and 4)	32,414	28,520
Restricted cash	34	35
Short-term investments (notes 3 and 5)	6,172	17,601
LONG-TERM INVESTMENTS (notes 3 and 8)	10,445	3,112
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents (notes 3 and 4)	32,414	28,520
Restricted cash	34	35
Short-term investments (notes 3 and 5)	6,172	17,601
LONG-TERM INVESTMENTS (notes 3 and 8)	$ 10,445	$ 3,112